CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME ¥ in Thousands, $ in Thousands	12 Months Ended
	Feb. 28, 2025 CNY (¥)	Feb. 28, 2025 USD ($)	Feb. 29, 2024 CNY (¥)	Feb. 28, 2023 CNY (¥)
Statement of Comprehensive Income [Abstract]
Net (loss) income	¥ (627)	$ (85)	¥ 2,775	¥ (33,488)
Other comprehensive income, net of tax of nil
Foreign currency translation adjustments	3,768	517	9,347	38,526
Comprehensive income	3,141	432	12,122	5,038
Less: Comprehensive loss attributable to non-controlling interests	(1,428)	(196)	(2,186)	(3,822)
Comprehensive income attributable to Four Seasons Education (Cayman) Inc.	¥ 4,569	$ 628	¥ 14,308	¥ 8,860